Document and Entity Information	Nov. 13, 2020
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Nov. 13, 2020
Entity Registrant Name	TRAVERE THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36257
Entity Tax Identification Number	27-4842691
Entity Address, Address Line One	3611 Valley Centre Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	888
Local Phone Number	969-7879
Entity Information, Former Legal or Registered Name	Retrophin, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RTRX
Security Exchange Name	NASDAQ
Entity Central Index Key	0001438533
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	3721 Valley Centre Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130